--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                          TAX-MANAGED U.S. MARKETWIDE
                               VALUE PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE TAX-MANAGED U.S. MARKETWIDE
 VALUE SERIES
    Schedule of Investments.............................................    7-12
    Statement of Assets and Liabilities.................................      13
    Statement of Operations.............................................      14
    Statements of Changes in Net Assets.................................      15
    Financial Highlights................................................      16
    Notes to Financial Statements.......................................   17-18

    This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The
  DFA Investment Trust Company (Cost $39,692)++ at Value.........  $   43,061
Receivable for Investment Securities Sold........................          29
Prepaid Expenses and Other Assets................................           7
                                                                   ----------
    Total Assets.................................................      43,097
                                                                   ----------

LIABILITIES:
Payable for Fund Shares Redeemed.................................          29
Accrued Expenses and Other Liabilities...........................          12
                                                                   ----------
    Total Liabilities............................................          41
                                                                   ----------
NET ASSETS.......................................................  $   43,056
                                                                   ==========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 200,000,000)......   4,086,577
                                                                   ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........  $    10.54
                                                                   ==========

COMPONENTS OF NET ASSETS:
Paid-In Capital..................................................  $   42,299
Undistributed Net Investment Income..............................         312
Accumulated Net Realized Loss....................................      (2,924)
Unrealized Appreciation of Investment Securities.................       3,369
                                                                   ----------
    Total Net Assets.............................................  $   43,056
                                                                   ==========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $39,822.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Net Investment Income Received from The DFA
    Investment Trust Company......................  $   419
                                                    -------

EXPENSES
  Administrative Services.........................       --
  Accounting & Transfer Agent Fees................       18
  Shareholder Services ...........................       --
  Legal Fees......................................        1
  Filing Fees.....................................        7
  Shareholders' Reports...........................       16
                                                    -------
      Total Expenses..............................       42
                                                    -------
  NET INVESTMENT INCOME...........................      377
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Loss on Investment Securities
    Sold..........................................   (2,905)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................    3,202
                                                    -------

  NET GAIN ON INVESTMENT SECURITIES...............      297
                                                    -------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $   674
                                                    =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                            DEC. 16,
                                                              SIX MONTHS      1998
                                                                 ENDED         TO
                                                                MAY 31,     NOV. 30,
                                                                 2000         1999
                                                              -----------   ---------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................    $   377      $   158
  Net Realized Gain (Loss) on Investment Securities Sold....     (2,905)         321
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................      3,202          167
                                                                -------      -------
    Net Increase in Net Assets Resulting from Operations....        674          646
                                                                -------      -------
  Distributions From:
    Net Investment Income...................................       (223)          --
    Net Realized Gains......................................       (340)          --
                                                                -------      -------
      Total Distributions...................................       (563)          --
                                                                -------      -------
  Capital Share Transactions (1):
    Shares Issued...........................................     28,627       28,965
    Shares Issued in Lieu of Cash Distributions.............        563           --
    Shares Redeemed.........................................    (12,659)      (3,197)
                                                                -------      -------
      Net Increase from Capital Share Transactions..........     16,531       25,768
                                                                -------      -------
      Total Increase........................................     16,642       26,414
NET ASSETS
  Beginning of Period.......................................     26,414           --
                                                                -------      -------
  End of Period.............................................    $43,056      $26,414
                                                                =======      =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................      2,810        2,769
   Shares Issued in Lieu of Cash Distributions..............         55           --
   Shares Redeemed..........................................     (1,252)        (295)
                                                                -------      -------
                                                                  1,613        2,474
                                                                =======      =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DEC. 16,
                                                              SIX MONTHS         1998
                                                                 ENDED            TO
                                                                MAY 31,        NOV. 30,
                                                                 2000            1999
                                                              -----------      ---------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................    $ 10.68         $ 10.00
                                                                -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................       0.10            0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................      (0.01)           0.62
                                                                -------         -------
    Total from Investment Operations........................       0.09            0.68
                                                                -------         -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................      (0.09)             --
  Net Realized Gains........................................      (0.14)             --
                                                                -------         -------
Total Distributions.........................................      (0.23)             --
                                                                -------         -------
Net Asset Value, End of Period..............................    $ 10.54         $ 10.68
                                                                =======         =======
Total Return................................................       0.92%#          6.80%#

Net Assets, End of Period (thousands).......................    $43,056         $26,414
  Ratio of Expenses to Average Net Assets (1)...............       0.45%*          0.96%*(a)
  Ratio of Net Investment Income to Average Net Assets......       1.77%*          0.99%*(a)
  Portfolio Turnover Rate...................................        N/A             N/A
  Portfolio Turnover Rate of Master Fund Series.............         42%*            10%*

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
 N/A  Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value. The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Feeder Fund.

    3. OTHER: The Portfolio accrues its share of income, net of expenses daily on its investment in the Master Fund, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Master Fund are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio did not pay an administration fee.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 7,806
Gross Unrealized Depreciation...............................   (4,567)
                                                              -------
  Net.......................................................  $ 3,239
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.5%)
 *3Dfx Interactive, Inc................................     10,000     $     74,062
 AAR Corp..............................................     10,000          138,750
 *Adecco SA ADR........................................        794           78,953
 *Advanced Micro Devices, Inc..........................      8,500          692,219
 Advanta Corp. Class A.................................      4,700           79,166
 Advanta Corp. Class B Non-Voting......................      6,900           83,447
 Aetna, Inc............................................     39,800        2,656,650
 *Aftermarket Technology Corp..........................      3,000           17,719
 Agco Corp.............................................     25,100          313,750
 *Agribrands International, Inc........................      2,900          120,169
 Airborne Freight Corp.................................     26,400          532,950
 *Airgas, Inc..........................................     27,800          149,425
 AK Steel Holding Corp.................................     42,360          410,362
 *Alaska Air Group, Inc................................      7,300          227,212
 *Albany International Corp. Class A...................     11,700          167,456
 Albemarle Corp........................................      3,900           85,800
 Alcoa, Inc............................................     10,176          594,660
 Alexander & Baldwin, Inc..............................     19,000          439,375
 Alfa Corp.............................................      1,800           30,656
 *Allegheny Corp.......................................        624          103,740
 *Allen Telecom, Inc...................................      2,400           38,400
 *Alliance Semiconductor Corp..........................      3,900           96,525
 Alliant Energy Corp...................................     12,700          351,631
 Allmerica Financial Corp..............................     18,900        1,090,294
 Allstate Corp.........................................    213,700        5,663,050
 Amerada Hess Corp.....................................     25,900        1,719,112
 *Amerco, Inc..........................................      9,800          171,806
 *America West Holdings Corp. Class B..................     19,200          342,000
 American Financial Group, Inc.........................     23,600          659,325
 *American Freightways Corp............................     14,200          211,669
 American Greetings Corp. Class A......................     24,400          454,450
 American National Insurance Co........................      4,100          221,528
 *Ameripath, Inc.......................................      9,700           83,208
 Amerus Life Holdings, Inc. Class A....................      7,400          147,537
 *Ames Department Stores, Inc..........................     19,100          226,216
 *AMF Bowling, Inc.....................................     35,400           33,187
 *AMR Corp.............................................     62,200        1,772,700
 *Amtran, Inc..........................................      4,400           62,287
 *Ann Taylor Stores Corp...............................     12,000          312,000
 Apache Corp...........................................     15,300          931,387
 *Applica, Inc.........................................     10,200          150,450
 Applied Industrial Technologies, Inc..................      4,900           85,444
 *Arch Capital Group, Ltd..............................      9,000          135,844
 Arch Chemicals, Inc...................................     10,300          177,675
 Arch Coal, Inc........................................     18,995          142,462
 Archer-Daniels Midland Co.............................     36,000          429,750
 Argonaut Group, Inc...................................      6,400          115,600
 Armstrong Holdings, Inc...............................     10,700          183,906
 Arnold Industries, Inc................................      8,900          102,072
 *Arrow Electronics, Inc...............................     24,800          869,550
 Arvin Industries, Inc.................................      7,300          131,400
 Ashland, Inc..........................................     33,300        1,163,419
 *Audiovox Corp. Class A...............................      1,900           35,922
 *Aurora Foods, Inc....................................     21,900           78,019
 *AutoNation, Inc......................................    167,700        1,320,637
                                                            SHARES           VALUE+
                                                            ------           ------

 *Aviation Sales Co....................................      2,100     $     14,044
 *Avid Technology, Inc.................................      7,700           77,481
 *Avis Group Holdings, Inc.............................     12,200          234,850
 Avnet, Inc............................................      2,338          161,760
 AVX Corp..............................................      2,500          143,281
 *Aztar Corp...........................................     17,700          225,675
 Baldwin & Lyons, Inc. Class B.........................      3,200           58,000
 Bancwest Corp.........................................     36,000          672,750
 Bandag, Inc...........................................      4,500          111,656
 Bandag, Inc. Class A..................................      3,800           86,450
 BankAtlantic Bancorp, Inc. Class B....................      5,700           32,597
 Banta Corp............................................     13,000          240,500
 *Barrett Resources Corp...............................        500           19,781
 *Battle Mountain Gold Co..............................        900            1,744
 Bay View Capital Corp.................................     12,100          122,512
 Bear Stearns Companies, Inc...........................     49,622        1,953,866
 *Belco Oil & Gas Corp.................................      2,500           19,531
 Belo (A.H.) Corp. Class A.............................     47,500          762,969
 *Benchmark Electronics, Inc...........................      8,400          285,600
 Bergen Brunswig Corp. Class A.........................     55,600          288,425
 Berkley (W.R.) Corp...................................     10,500          231,328
 *Bethlehem Steel Corp.................................     34,466          133,556
 *Beverly Enterprises..................................     29,200           87,600
 Bindley Western Industries, Inc.......................      4,600           87,687
 *Bio-Rad Laboratories, Inc. Class A...................      2,000           46,375
 Birmingham Steel Corp.................................        400            1,550
 Block Drug Co., Inc. Class A..........................      6,469          179,110
 Bob Evans Farms, Inc..................................     19,600          265,825
 *Boca Resorts, Inc....................................     15,500          133,687
 Boise Cascade Corp....................................     23,800          693,175
 *Borders Group, Inc...................................      1,000           14,062
 Borg Warner Automotive, Inc...........................     23,100          918,225
 Bowater, Inc..........................................     22,900        1,183,644
 Bowne & Co., Inc......................................     14,300          143,894
 *Boyd Gaming Corp.....................................     14,900           73,569
 Brookline Bancorp, Inc................................     11,500          112,484
 *Brown (Tom), Inc.....................................      6,900          150,506
 Brown Shoe Company, Inc...............................      8,900          106,244
 Brunswick Corp........................................     32,700          629,475
 Brush Wellman, Inc....................................      3,500           61,031
 *Budget Group, Inc....................................      9,600           36,600
 *Buffets, Inc.........................................     14,100          163,472
 Burlington Coat Factory Warehouse Corp................     21,100          267,706
 Burlington Northern Santa Fe Corp.....................    100,600        2,376,675
 *Bush Boake Allen, Inc................................      8,000          261,000
 C.I.T. Group, Inc. Class A............................     92,600        1,695,737
 *Cabletron Systems, Inc...............................     12,800          293,600
 Calgon Carbon Corp....................................     14,700           96,469
 Caraustar Industries, Inc.............................      1,800           29,756
 Carpenter Technology Corp.............................      6,200          128,262
 Carter-Wallace, Inc...................................      8,500          170,000
 Casey's General Stores, Inc...........................     23,600          278,775
 Cash America International, Inc.......................      7,300           74,825
 *Castle & Cooke, Inc..................................      7,000          130,375
 Cato Corp. Class A....................................        400            4,962
 *CB Richard Ellis Services, Inc.......................      8,500           85,531

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 CBRL Group, Inc.......................................     21,100     $    305,291
 Centex Corp...........................................     15,000          311,250
 *Central Garden & Pet Co..............................      6,300           71,859
 *Century Business Services, Inc.......................     33,400           87,153
 *Champion Enterprises, Inc............................     29,600          168,350
 Champion International Corp...........................     41,300        3,014,900
 *Charming Shoppes, Inc................................     16,600           98,044
 *Checkpoint System, Inc...............................      8,500           67,469
 Chemed Corp...........................................      1,200           36,375
 Chemfirst, Inc........................................      6,300          131,512
 Chesapeake Corp.......................................      9,200          300,725
 Chiquita Brands International, Inc....................     18,700           73,631
 *Chris-Craft Industries, Inc..........................      4,075          248,066
 CICOR International, Inc..............................      1,150           12,147
 Cincinnati Financial Corp.............................     34,700        1,395,591
 Circle International, Inc.............................      1,200           22,687
 City Holding Co.......................................      5,800           57,637
 CKE Restaurants, Inc..................................     21,700           71,881
 Cleveland Cliffs, Inc.................................      3,100           78,856
 *CNA Financial Corp...................................     44,900        1,602,369
 CNA Surety Corp.......................................      1,000           12,500
 Coachmen Industries, Inc..............................      8,200           97,887
 Coca-Cola Enterprises, Inc............................    163,800        2,805,075
 *Coherent, Inc........................................      1,000           56,312
 Columbus McKinnon Corp................................     12,200          168,512
 *Comfort Systems USA, Inc.............................     16,800          101,850
 Commerce Group, Inc...................................      8,000          217,000
 Commercial Federal Corp...............................     18,700          298,031
 Commercial Metals Co..................................      5,700          149,981
 Commonwealth Bancorp, Inc.............................      2,000           23,125
 Community Trust Bancorp, Inc..........................      2,310           33,423
 *Compucom Systems, Inc................................     13,700           32,966
 Comsat Corp. Series 1.................................     11,900          291,550
 Conseco, Inc..........................................    149,300          933,125
 *Consolidated Graphics, Inc...........................      8,700           90,262
 Consolidated Papers, Inc..............................     25,800          964,275
 *Consolidated Stores Corp.............................     11,300          146,900
 Cooper Tire & Rubber Co...............................     36,500          440,281
 *CoorsTek, Inc........................................      1,450           46,762
 Corn Products International, Inc......................     17,100          420,019
 Corus Bankshares, Inc.................................      6,700          166,244
 Countrywide Credit Industries, Inc....................     58,100        1,786,575
 *Covenant Transport, Inc. Class A.....................      2,800           28,787
 *Coventry Health Care, Inc............................     22,200          262,931
 *Credit Acceptance Corp...............................     17,200           95,675
 Crompton Corp.........................................     11,000          133,375
 Cross Timbers Oil Co..................................      2,700           54,844
 Crown Cork & Seal Co., Inc............................     51,600          883,650
 *CSS Industries, Inc..................................      1,000           20,000
 CSX Corp..............................................     83,100        1,807,425
 Cummins Engine Co., Inc...............................     15,900          517,744
 Dain Rauscher Corp....................................      1,000           59,625
 Dana Corp.............................................     74,200        1,915,287
 *Delphi Financial Group, Inc. Class A.................      4,200          140,700
 Delta Air Lines, Inc..................................     35,900        1,846,606
 Detroit Diesel Corp...................................     11,700          184,275
 Devon Energy Corp.....................................     20,300        1,214,194
 Dillards, Inc. Class A................................     32,800          489,950
 Dime Bancorp, Inc.....................................      2,400           43,800
 Dime Community Bancorp, Inc...........................      5,900           95,875
 *Discount Auto Parts, Inc.............................      4,400           44,000
 *Dollar Thrifty Automotive Group, Inc.................     11,100          199,800
                                                            SHARES           VALUE+
                                                            ------           ------

 Downey Financial Corp.................................     11,700     $    348,075
 *Dress Barn, Inc......................................      5,300          112,791
 *Dura Automotive Systems, Inc.........................      6,900           82,153
 *Dura Pharmaceuticals, Inc............................      8,900          104,297
 *DVI, Inc.............................................      5,800           83,375
 Earthgrains Co........................................     23,000          379,500
 Eastman Chemical Co...................................     24,500        1,116,281
 *Electro Rent Corp....................................      2,400           26,100
 *Electroglas, Inc.....................................        600           15,825
 *Encompass Services Corp..............................     25,700          150,987
 Energen Corp..........................................     11,300          250,012
 Enhance Financial Services Group, Inc.................     17,200          236,500
 ENSCO International, Inc..............................      2,800           97,825
 EOG Resources, Inc....................................     16,800          546,000
 *Esco Electronics Corp................................      5,700          100,462
 *Esterline Technologies Corp..........................      6,500           88,562
 Ethyl Corp............................................     33,900           86,869
 Everest Re Group, Ltd.................................     13,400          455,600
 *Extended Stay America, Inc...........................     33,900          305,100
 *Fairchild Corp. Class A..............................      1,900            9,025
 *Farm Family Holdings, Inc............................      1,700           45,900
 Farmer Brothers Co....................................        500           83,750
 FBL Financial Group, Inc. Class A.....................     11,700          171,112
 Federal-Mogul Corp....................................     27,000          268,312
 *Federated Department Stores, Inc.....................     80,400        3,095,400
 Fidelity National Financial, Inc......................     18,300          283,650
 Financial Security Assurance Holdings, Ltd............      4,600          345,575
 *Finish Line, Inc. Class A............................      1,100            7,631
 Finova Group, Inc.....................................      1,800           21,487
 First American Financial Corp.........................     28,900          480,462
 First Charter Corp....................................      7,900          126,153
 First Citizens Bancshares, Inc. NC....................      3,900          235,219
 First Indiana Corp....................................      3,500           61,141
 First Niagara Financial Group, Inc....................      9,600           87,900
 First Sentinel Bancorp, Inc...........................      9,600           74,850
 *FirstFed Financial Corp. DE..........................      6,400           86,000
 Flagstar Bancorp, Inc.................................      3,000           28,219
 Fleetwood Enterprises, Inc............................     15,400          219,450
 Fleming Companies, Inc................................     14,800          208,125
 Florida East Coast Industries, Inc....................      4,000          192,000
 Fluor Corp............................................      3,400          110,500
 *FMC Corp.............................................      1,000           60,750
 Ford Motor Co.........................................    292,300       14,194,819
 *Forest Oil Corp......................................      2,100           33,469
 Foster Wheeler Corp...................................     18,500          156,094
 *Foundation Health Systems, Inc.......................     36,800          441,600
 *Franklin Covey Co....................................      1,600           12,400
 Fremont General Corp..................................     19,900           87,062
 *Fritz Companies, Inc.................................     13,000          135,281
 *FSI International, Inc...............................      1,200           17,287
 GATX Corp.............................................     11,700          394,144
 Gencorp, Inc..........................................     10,100           99,106
 General Binding Corp..................................      2,600           19,500
 General Cable Corp....................................      7,000           58,187
 *General Communications, Inc. Class A.................     16,200           77,962
 General Motors Corp...................................    169,200       11,949,750
 *General Motors Corp. Class H.........................     40,400        3,976,875
 *Genlyte Group, Inc...................................      4,500           91,547
 *Gentiva Health Services..............................      2,800           24,412

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Geon Co...............................................      6,700     $    144,050
 Georgia-Pacific Corp..................................     37,700        1,234,675
 Gerber Scientific, Inc................................     13,300          159,600
 Gibraltar Steel Corp..................................      5,000           79,219
 Glatfelter (P.H.) Co..................................     18,600          219,712
 *Glenayre Technologies, Inc...........................      7,200           59,175
 *Global Sources, Ltd..................................         90            2,483
 *Golden State Bancorp, Inc............................     54,100          950,131
 Goodrich (B.F.) Co....................................     21,000          745,500
 Goodyear Tire & Rubber Co.............................     17,600          437,800
 *Goodys Family Clothing...............................     13,500           73,828
 Granite Construction, Inc.............................      2,000           52,125
 *Graphic Packaging International Corp.................        200              687
 Great Atlantic & Pacific Tea Co., Inc.................     14,600          268,275
 Greenpoint Financial Corp.............................     39,300          820,387
 *Grey Wolf, Inc.......................................     18,200           91,000
 *Griffon Corp.........................................     12,400           75,175
 *Group 1 Automotive, Inc..............................      6,000           69,000
 *Ha-Lo Industries, Inc................................      9,600           53,400
 Hancock Holding Co....................................      1,500           47,625
 *Handleman Co.........................................      5,100           49,725
 Harbor Florida Bancshares, Inc........................      5,200           55,087
 Harleysville Group, Inc...............................     11,800          199,862
 Harris Corp...........................................     17,800          544,012
 Hartford Life, Inc. Class A...........................     15,300          767,869
 HCC Insurance Holdings, Inc...........................     11,800          201,337
 *Healthsouth Corp.....................................    112,200          722,287
 *Hearst-Argyle Television, Inc........................     19,500          369,281
 Heilig-Meyers Co......................................     12,200           20,587
 Heller Financial, Inc.................................     19,700          371,837
 Helmerich & Payne, Inc................................      2,500           93,125
 *Hexcel Corp..........................................      7,200           55,800
 Hollinger International, Inc. Class A.................     19,900          242,531
 *Hollywood Entertainment Corp.........................     19,500          134,367
 *Homestead Village, Inc...............................     15,100           61,344
 Horton (D.R.), Inc....................................     30,400          397,100
 *Houston Exploration Co...............................      4,000          100,000
 *HS Resources, Inc....................................      3,100          104,044
 Hughes Supply, Inc....................................     11,100          210,900
 *Humana, Inc..........................................     88,500          497,812
 Hunt (J.B.) Transport Services, Inc...................     13,400          216,494
 *Hutchinson Technology, Inc...........................     10,000          117,812
 *Hypercom Corp........................................      6,600           82,500
 IBP, Inc..............................................     28,100          463,650
 *IHOP Corp............................................      5,600           98,700
 Ikon Office Solutions, Inc............................     13,200           66,000
 *Imation Corp.........................................      3,000           84,937
 IMC Global, Inc.......................................     46,200          710,325
 IMCO Recycling, Inc...................................      1,000            6,687
 *Inacom Corp..........................................      7,600            1,292
 Independence Community Bank Corp......................     30,300          405,262
 *Information Resources, Inc...........................     13,500           67,078
 Ingles Market, Inc. Class A...........................      4,300           42,462
 *Ingram Micro, Inc....................................     17,900          302,062
 *Inprise Corp.........................................      9,700           54,108
 *Input/Output, Inc....................................     25,100          197,662
 *Insignia Financial Group, Inc........................      9,500          107,469
 *Integrated Electrical Services, Inc..................     13,500           66,656
 Interface, Inc. Class A...............................     18,800           82,250
 *Intergraph Corp......................................      3,600           20,137
 *Interim Services, Inc................................     26,600          535,325
                                                            SHARES           VALUE+
                                                            ------           ------

 Intermet Corp.........................................     10,900     $     75,108
 International Multifoods Corp.........................      8,000          111,500
 International Paper Co................................     81,800        2,847,662
 *International Speciality Products, Inc...............     25,000          135,937
 Interpool, Inc........................................        100              800
 *Ionics, Inc..........................................      8,700          250,125
 *JDA Software Group, Inc..............................      2,100           32,616
 Jefferies Group, Inc..................................     11,400          230,137
 *JLK Direct Distribution, Inc. Class A................      2,000           13,875
 Justin Industries, Inc................................      1,000           17,437
 *K Mart Corp..........................................    200,100        1,700,850
 *Kaiser Aluminum Corp.................................     36,000          159,750
 Kaman Corp. Class A...................................      6,500           64,797
 Kellwood Co...........................................      7,900          133,312
 Kennametal, Inc.......................................     14,000          369,250
 *Kent Electronics Corp................................      1,700           47,175
 *Key Energy Group, Inc................................     17,000          184,875
 Keycorp...............................................    100,000        2,100,000
 *kforce.com, Inc......................................     12,000          154,125
 Kimball International, Inc. Class B...................      4,900           79,166
 Lafarge Corp..........................................     24,900          634,950
 Landamerica Financial Group, Inc......................      9,800          180,687
 Landrys Seafood Restaurants, Inc......................     11,400           89,062
 *Lanier Worldwide, Inc................................      6,800           12,325
 Lehman Brothers Holdings, Inc.........................     19,400        1,497,437
 Lennar Corp...........................................     17,200          324,650
 *Liberty Corp.........................................      5,400          189,675
 Liberty Financial Companies, Inc......................     17,600          414,700
 Lincoln National Corp.................................     72,300        2,801,625
 LNR Property Corp.....................................     11,800          228,625
 Lockheed Martin Corp..................................    121,600        2,979,200
 *Loews Cineplex Entertainment Corp....................     19,100           50,137
 Loews Corp............................................     36,600        2,411,025
 Lone Star Steakhouse Saloon...........................     13,300          140,897
 *Lone Star Technologies, Inc..........................      3,000          159,000
 Longs Drug Stores Corp................................     18,400          371,450
 Longview Fibre Co.....................................     12,600          151,200
 *Louis Dreyfus Natural Gas Corp.......................      8,100          260,212
 Louisiana-Pacific Corp................................     21,100          237,375
 LTV Corp..............................................     49,200          129,150
 Luby's Cafeterias, Inc................................     11,400          100,462
 Lyondell Chemical Co..................................     37,000          617,437
 M.A. Hanna Co.........................................     20,500          239,594
 *Magellan Health Services, Inc........................      7,100           15,087
 *Magnetek, Inc........................................      6,500           54,844
 *Mail-Well, Inc.......................................     23,400          219,375
 Mallinckrodt, Inc.....................................     16,200          468,788
 *Mandalay Resort Group................................     37,200          788,175
 *Manor Care, Inc......................................     29,800          210,463
 Marcus Corp...........................................      5,000           54,688
 *Marine Drilling Companies, Inc.......................      2,200           63,250
 Mark IV Industries, Inc...............................      7,800          165,750
 *Maxxam, Inc..........................................      2,400           61,200
 MBIA, Inc.............................................     43,300        2,503,281
 McGrath Rent Corp.....................................        500            7,844
 MDC Holdings, Inc.....................................     10,700          206,644
 Mead Corp.............................................     12,600          388,238
 *Medical Assurance, Inc...............................      7,200           81,900
 *MEMC Electronic Materials, Inc.......................      3,200           49,000
 Metals USA, Inc.......................................     15,500           81,375
 *Metromedia International Group, Inc..................     12,600           54,338
 *Michaels Stores, Inc.................................      4,200          179,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Midland Co............................................      1,000     $     25,250
 Mikasa, Inc...........................................      1,000            9,625
 Milacron, Inc.........................................     14,500          229,281
 Millennium Chemicals, Inc.............................     25,800          496,650
 Mine Safety Appliances Co.............................      2,000           46,500
 *Mirage Resorts, Inc..................................     44,900          940,094
 *Modis Professional Services, Inc.....................     44,300          454,075
 *Mony Group, Inc......................................     22,400          830,200
 *Moog, Inc. Class A...................................      2,300           49,163
 *Morrison Knudsen Corp................................     22,700          175,925
 *MS Carriers, Inc.....................................      6,000          115,688
 Nabisco Group Holdings Corp...........................     32,400          706,725
 Nacco Industries, Inc. Class A........................      5,300          200,075
 National Presto Industries, Inc.......................      3,400          105,613
 *National Semiconductor Corp..........................     11,000          591,250
 National Steel Corp. Class B..........................      5,700           29,925
 *National Western Life Insurance Co. Class A..........        900           66,572
 *NationsRent, Inc.....................................     20,700           76,331
 NCH Corp..............................................      1,500           60,000
 *NCI Building Systems, Inc............................      8,200          139,913
 *Network Equipment Technologies, Inc..................      8,200           87,638
 *Newpark Resources, Inc...............................      4,000           33,500
 *Noble Drilling Corp..................................      1,200           52,050
 Norfolk Southern Corp.................................     99,700        1,775,906
 *Nortek, Inc..........................................      5,100          109,331
 Northrop Grumman Corp.................................     30,000        2,298,750
 Northwest Bancorp, Inc................................      2,300           17,466
 *NS Group, Inc........................................      6,100          111,706
 *Nuevo Energy Co......................................      1,000           19,313
 OceanFirst Financial Corp.............................      1,600           27,300
 *Ocwen Financial Corp.................................     31,000          178,250
 *Officemax, Inc.......................................     40,800          221,850
 *Offshore Logistics, Inc..............................      8,500          119,266
 Ogden Corp............................................     23,100          199,238
 Ohio Casualty Corp....................................     14,700          175,941
 Old Republic International Corp.......................     45,100          792,069
 Omnicare, Inc.........................................     42,800          706,200
 *On Command Corp......................................      1,600           26,200
 *Orbital Sciences Corp................................      5,871           71,920
 Overseas Shipholding Group, Inc.......................     15,300          354,769
 *Owens-Illinois, Inc..................................    122,200        1,374,750
 Pacific Century Financial Corp........................     34,600          778,500
 *Pacificare Health Systems, Inc.......................     13,900          900,894
 *Pactiv Corporation...................................     31,900          285,106
 Park Electrochemical Corp.............................      2,000           50,125
 *Park Place Entertainment Corp........................     23,000          290,375
 *Parker Drilling Co...................................     34,100          206,731
 *Paxar Corp...........................................     11,000          110,688
 *Paxson Communications Corp...........................      6,600           51,150
 Penney (J.C.) Co., Inc................................     99,000        1,794,375
 Pep Boys - Manny, Moe & Jack..........................     22,100          157,463
 *Perrigo Co...........................................      2,700           16,453
 *Per-Se Technologies, Inc.............................      2,000           13,063
 *Personnel Group of America, Inc......................      7,000           28,000
 *Petco Animal Supplies, Inc...........................      8,500          161,234
 *PetSmart, Inc........................................      3,100            9,252
 PFF Bancorp, Inc......................................        500            6,969
 Phelps Dodge Corp.....................................     21,273          954,626
 Phillips-Van Heusen Corp..............................      9,900           86,006
 Phoenix Investment Partners, Ltd......................     17,700          148,238
                                                            SHARES           VALUE+
                                                            ------           ------

 Pier 1 Imports, Inc. DE...............................     18,600     $    158,100
 Pilgrim Pride Corp....................................     13,700          109,600
 *Pinnacle Entertainment, Inc..........................      2,800           53,375
 *Pioneer Natural Resources Co.........................     28,000          418,250
 Pioneer Standard Electronics, Inc.....................     12,600          150,806
 PMI Group, Inc........................................      3,550          180,163
 *Policy Management Systems Corp.......................     17,000          173,188
 Polymer Group, Inc....................................     16,100          117,731
 Potlatch Corp.........................................     13,800          522,675
 Precision Castparts Corp..............................     11,300          550,875
 *Premier Parks, Inc...................................     37,900          902,494
 Presidential Life Corp................................     13,800          203,119
 *Price Communications Corp............................      4,265           97,295
 *Pride International, Inc.............................      7,100          180,606
 *Primark Corp.........................................      8,300          215,800
 *Prime Hospitality Corp...............................     21,500          185,438
 *Professionals Group, Inc.............................      3,800           63,056
 *PSS World Medical, Inc...............................     22,100          186,469
 *PTEK Holdings, Inc...................................     17,500           60,156
 Pulte Corp............................................     18,400          408,250
 Quanex Corp...........................................      7,400          108,225
 *Quest Diagnostics, Inc...............................      2,800          187,250
 Questar Corp..........................................     37,800          767,813
 *Quorum Health Group, Inc.............................     30,100          291,123
 Radian Group, Inc.....................................     18,000          990,000
 Rayonier, Inc.........................................      3,400          136,850
 Raytheon Co. Class A..................................     48,500        1,142,781
 Raytheon Co. Class B..................................    108,700        2,547,656
 *RDO Equipment Co. Class A............................      1,100            6,188
 *Reebok International, Ltd............................     27,200          377,400
 Reliance Group Holdings, Inc..........................     32,700           75,619
 Reliance Steel and Aluminum Co........................      4,000           83,750
 *Renaissance Worldwide, Inc...........................     15,600           34,613
 *Rent-Way, Inc........................................      1,000           26,688
 Republic Security Financial Corp......................     15,200           62,463
 *Respironics, Inc.....................................      6,200           99,588
 Riggs National Corp...................................      8,100          117,956
 *Rite Aid Corp........................................     65,800          456,488
 RJ Reynolds Tobacco Holdings, Inc.....................     13,900          385,725
 RLI Corp..............................................      4,300          156,413
 Roadway Express, Inc..................................      2,000           42,938
 Rock-Tenn Co. Class A.................................      6,600           63,113
 Rollins Truck Leasing Corp............................     27,900          263,306
 *RTI International Metals, Inc........................     12,000          156,000
 Russ Berrie & Co., Inc................................     10,100          191,269
 *Ryans Family Steak Houses, Inc.......................     11,100          100,594
 Ryder System, Inc.....................................     24,200          464,338
 Ryerson Tull, Inc.....................................     12,200          120,475
 Ryland Group, Inc.....................................      5,500          122,031
 *Sabre Holdings Corp..................................     33,675          968,156
 Safeco Corp...........................................     23,200          569,125
 Saint Paul Companies, Inc.............................     99,900        3,746,250
 *Saks, Inc............................................     51,550          596,047
 *Schein (Henry), Inc..................................     16,900          298,391
 Schulman (A.), Inc....................................     13,200          157,163
 Schweitzer-Maudoit International, Inc.................      4,600           63,250
 SCPIE Holdings, Inc...................................      4,700          114,269
 Seaboard Corp.........................................      1,100          202,400
 Seacoast Financial Services Corp......................      7,600           66,738
 *Seacor Smit, Inc.....................................      5,300          339,863
 *Seagate Technology, Inc..............................      2,700          156,600
 Sears, Roebuck & Co...................................    106,900        3,948,619

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Seitel, Inc..........................................     10,100     $     85,850
 Selective Insurance Group, Inc........................     12,200          226,081
 *Sensormatic Electronics Corp.........................     18,900          296,494
 *Sequa Corp. Class A..................................      3,300          157,369
 *Sequa Corp. Class B..................................        900           51,750
 Service Corp. International...........................    148,900          465,313
 *Shaw Group, Inc......................................      1,300           56,713
 *Shopko Stores, Inc...................................     10,300          189,263
 *Sierra Health Services, Inc..........................      1,100            4,606
 *Silicon Graphics, Inc................................     46,800          310,050
 *Silicon Valley Group, Inc............................      5,800          154,244
 *Sinclair Broadcast Group, Inc. Class A...............     25,800          212,447
 Skyline Corp..........................................      1,000           20,625
 SLI, Inc..............................................     10,200          132,600
 *Smart & Final Food, Inc..............................      7,800           63,863
 Smith (A.O.) Corp.....................................      6,900          144,900
 Smith (A.O.) Corp. Convertible Class A................      2,200           46,475
 *Sonic Automotive, Inc................................     10,500          102,375
 South Financial Group, Inc............................      9,100          114,319
 South Jersey Industries, Inc..........................      3,300           86,006
 Sovereign Bancorp, Inc................................     53,120          364,370
 *SpeedFam-IPEC, Inc...................................      1,000           13,156
 Spiegel, Inc. Class A Non-Voting......................      3,000           22,922
 Springs Industries, Inc. Class A......................      4,800          228,000
 *SPS Technologies, Inc................................      5,000          175,625
 *Staffmark, Inc.......................................     12,200           60,238
 Standard Motor Products, Inc. Class A.................      5,000           48,438
 Standard Pacific Corp. DE.............................     14,500          164,938
 Standard Register Co..................................     11,600          157,325
 *STAR Telecommunications, Inc.........................     20,500           42,922
 Starwood Hotels and Resorts Worldwide, Inc............     49,600        1,466,300
 State Auto Financial Corp.............................     15,100          168,931
 Staten Island Bancorp, Inc............................     16,000          271,000
 *Steelcase, Inc. Class A..............................     10,700          131,075
 Stepan Co.............................................      2,200           48,125
 Stewart & Stevenson Services, Inc.....................      9,700          135,194
 Stewart Enterprises, Inc..............................     45,800          184,631
 Stewart Information Services Corp.....................      3,300           41,663
 Stone & Webster, Inc..................................      1,000              969
 *Stoneridge, Inc......................................      7,300           82,125
 Stride Rite Corp......................................     22,589          148,240
 Sunoco, Inc...........................................     29,300          946,756
 *Sunrise Assisted Living, Inc.........................      8,800          160,325
 Supervalu, Inc........................................     48,300        1,005,244
 Susquehanna Bancshares, Inc...........................     10,400          142,025
 *Swift Energy Corp....................................     15,500          398,156
 *Sylvan Learning Systems, Inc.........................      6,900           78,056
 *Systemax, Inc........................................     18,100          123,306
 *Tech Data Corp.......................................     14,400          541,350
 Tecumseh Products Co. Class A.........................      5,800          261,906
 Tecumseh Products Co. Class B.........................      2,000           86,375
 Tektronix, Inc........................................        900           48,150
 *Telxon Corp..........................................      1,100           17,119
 Temple-Inland, Inc....................................     20,500        1,018,594
 Tenet Healthcare Corp.................................     50,500        1,294,063
 Tenneco Automotive, Inc...............................      1,880           13,748
 *Terex Corp...........................................      7,800          124,313
 Terra Industries, Inc.................................     15,000           31,875
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tesoro Petroleum Corp................................     13,900     $    142,475
 Texas Industries, Inc.................................      8,500          243,844
 *Thermedics, Inc......................................      6,300           53,156
 *Thermo Ecotek Corp...................................      1,000            7,813
 *Thermo Instrument Systems, Inc.......................     13,900          227,613
 *Thermo-Electron Corp.................................     44,700          829,744
 Thomas Industries, Inc................................        900           18,000
 Tidewater, Inc........................................      9,800          380,975
 Timken Co.............................................     23,300          439,788
 *Toll Brothers, Inc...................................     16,600          321,625
 *Tower Automotive, Inc................................     21,000          291,375
 *Toys R Us, Inc.......................................    100,500        1,582,875
 *Transmontaigne Oil Co................................        200            1,350
 Trenwick Group, Inc...................................      7,625          114,375
 *Triad Hospitals, Inc.................................      1,200           25,725
 *Trico Marine Services, Inc...........................     10,500          102,047
 *Trigon Healthcare, Inc...............................      8,700          435,000
 Trinity Industries, Inc...............................     14,900          328,731
 *Triumph Group........................................      4,100          114,800
 Tucker Anthony Sutro Corp.............................     10,100          172,963
 *Twinlab Corp.........................................      9,500           67,984
 Tyson Foods, Inc. Class A.............................     53,200          525,350
 U.S. Industries, Inc..................................     39,300          530,550
 *UAL Corp.............................................     26,300        1,354,450
 *UICI.................................................     13,800           67,275
 Ultramar Diamond Shamrock Corp........................     21,800          565,438
 *Ultratech Stepper, Inc...............................      3,000           42,188
 UMB Financial Corp....................................      9,400          347,213
 *Unifi, Inc...........................................     27,500          350,625
 Union Pacific Corp....................................     51,900        2,196,019
 Union Pacific Resources Group, Inc....................     65,900        1,561,006
 *Unit Corp............................................      3,000           39,563
 *United Auto Group, Inc...............................      5,800           51,838
 United Community Financial Corp.......................     15,000           88,594
 *United Rentals, Inc..................................     35,400          575,250
 Unitrin, Inc..........................................     21,700          698,469
 Universal Corporation.................................      8,000          185,500
 Universal Forest Products, Inc........................     10,600          139,456
 *Universal Stainless & Alloy Products, Inc............        300            2,063
 *Unova, Inc...........................................     21,600          298,350
 UnumProvident Corp....................................     87,100        1,976,081
 *URS Corp.............................................      5,600           73,500
 *US Oncology, Inc.....................................     39,000          186,469
 *Usec, Inc............................................     28,300          130,888
 USX-Marathon Group, Inc...............................     83,400        2,267,438
 USX-US Steel Group....................................     42,900          967,931
 *Vail Resorts, Inc....................................     11,600          185,600
 Valero Energy Corp....................................     15,200          444,600
 Valhi, Inc............................................     19,800          211,613
 *Value City Department Stores, Inc....................     10,700          106,331
 *Varco International, Inc.............................      4,500           97,875
 *Varian Medical Systems, Inc..........................      4,900          202,431
 *Venator Group, Inc...................................     32,000          346,000
 *Veritas DGC, Inc.....................................      2,900           80,113
 *Veterinary Centers of America, Inc...................      8,500          115,547
 Vintage Petroleum, Inc................................      6,100          144,875
 *Vishay Intertechnology, Inc..........................     11,000          778,250
 *Volt Information Sciences, Inc.......................      3,000           86,625
 Wabash National Corp..................................     10,000          128,125
 Wallace Computer Services, Inc........................     12,000          120,000
 Walter Industries, Inc................................      5,600           60,550

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Warnaco Group, Inc....................................       25,900   $      174,825
 *Waste Connections, Inc...............................        9,700          187,938
 Watsco, Inc. Class A..................................       10,300          152,569
 Watts Industries, Inc. Class A........................        8,800          100,100
 *Webb (Del) Corp......................................        8,100          123,525
 *Weirton Steel Corp...................................       25,500          116,344
 Wellman, Inc..........................................       12,600          248,063
 Werner Enterprises, Inc...............................       15,000          187,969
 Westcorp, Inc.........................................       11,100          120,713
 Westvaco Corp.........................................       45,500        1,370,688
 *WFS Financial, Inc...................................        2,000           31,563
 Whitney Holdings Corp.................................        3,900          151,978
 *Wisconsin Central Transportation Corp................       19,000          248,188
 *Wolverine Tube, Inc..................................        3,300           54,450
 Woodward Governor Co..................................        4,800          117,150
 Worthington Industries, Inc...........................       10,300          124,888
 *Xtra Corp............................................        4,800          216,300
 *Yellow Corp..........................................       15,400          252,656
 York International Corp...............................       10,650          278,231
 Zenith National Insurance Corp........................        8,000          190,000
 *Ziff-Davis, Inc......................................       42,500          358,594
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $228,765,694)..................................                   244,899,828
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Westcorp, Inc. Rights 06/15/00
   (Cost $0)...........................................       11,100            2,428
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................        1,500   $          757
                                                                       --------------

TEMPORARY CASH
  INVESTMENTS -- (1.5%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $3,783,601) to be
  repurchased at $3,727,616.
  (Cost $3,727,000)                                       $    3,727        3,727,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $232,492,694)++................................                $  248,630,013
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $232,977,140.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $248,630
Collateral for Securities Loaned............................     1,496
Receivables:
  Dividends and Interest....................................       711
  Investment Securities Sold................................     2,270
  Fund Shares Sold..........................................       620
Prepaid Expenses and Other Assets...........................         1
                                                              --------
    Total Assets............................................   253,728
                                                              --------

LIABILITIES:
Payable for Collateral on Securities Loaned.................     1,496
Payable for Investment Securities Purchased.................     2,749
Accrued Expenses and Other Liabilities......................        61
                                                              --------
    Total Liabilities.......................................     4,306
                                                              --------
NET ASSETS..................................................  $249,422
                                                              ========

Investments at Cost.........................................  $232,493
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.......................................  $ 2,043
  Interest........................................      171
  Income From Securities Lending..................       25
                                                    -------
      Total Investment Income.....................    2,239
                                                    -------
EXPENSES
  Investment Advisory Services....................      199
  Accounting & Transfer Agent Fees................       38
  Custodian's Fees................................       10
  Legal Fees......................................        1
  Audit Fees......................................        1
  Shareholders' Reports...........................        1
  Other...........................................        1
                                                    -------
      Total Expenses..............................      251
                                                    -------
  NET INVESTMENT INCOME...........................    1,988
                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Loss on Investment Securities
    Sold..........................................  (13,914)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   17,615
                                                    -------

  NET GAIN ON INVESTMENT SECURITIES...............    3,701
                                                    -------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $ 5,689
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                              SIX MONTHS    DEC. 14, 1998
                                                                 ENDED           TO
                                                                MAY 31,       NOV. 30,
                                                                 2000           1999
                                                              -----------   -------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................   $  1,988        $  1,148
  Net Realized Loss on Investment Securities Sold...........    (13,914)           (463)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................     17,615          (1,479)
                                                               --------        --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................      5,689            (794)
                                                               --------        --------
Transactions in Interest:
  Contributions.............................................    129,640         132,586
  Withdrawals...............................................    (11,911)         (5,788)
                                                               --------        --------
    Net Increase from Transactions in Interest..............    117,729         126,798
                                                               --------        --------
    Total Increase..........................................    123,418         126,004
                                                               --------        --------
NET ASSETS
  Beginning of Period.......................................    126,004              --
                                                               --------        --------
  End of Period.............................................   $249,422        $126,004
                                                               ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               DEC. 14,
                                                              SIX MONTHS         1998
                                                                 ENDED            TO
                                                                MAY 31,        NOV. 30,
                                                                 2000            1999
                                                              -----------      ---------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................        N/A             N/A
                                                               --------        --------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................         --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................         --              --
                                                               --------        --------
Total from Investment Operations............................         --              --
                                                               --------        --------
LESS DISTRIBUTIONS
  Net Investment Income.....................................         --              --
  Net Realized Gains........................................         --              --
                                                               --------        --------
    Total Distributions.....................................        N/A             N/A
                                                               --------        --------
Net Asset Value, End of Period..............................        N/A             N/A
                                                               ========        ========
    Total Return............................................        N/A             N/A

Net Assets, End of Period (thousands).......................   $249,422        $126,004
Ratio of Expenses to Average Net Assets.....................       0.25%*          0.29%(a)
Ratio of Net Investment Income to Average Net Assets........       2.00%*          1.66%(a)
Portfolio Turnover Rate.....................................         42%*            10%

--------------------------------------------------------------------------------
   *  Annualized
 (a)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
 N/A  Not applicable as The Tax-Managed U.S. Marketwide Value Series is
      organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $163,790
Sales.......................................................    48,092

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 30,637
Gross Unrealized Depreciation...............................   (14,984)
                                                              --------
Net.........................................................  $ 15,653
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 2000 were as follows:

                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    MAXIMUM AMOUNT
                            AVERAGE        AVERAGE         DAYS       EXPENSE        BORROWED
                         INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED   DURING THE PERIOD
                         -------------   ------------   -----------   --------   -----------------
The Tax-Managed U.S.
  Marketwide Value
  Series...............      6.82%         $486,000          1          $92          $486,000

    There were no outstanding borrowings under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with JP Morgan which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 2000, the market value of securities on loan to brokers was $1,174,227, the related collateral cash received was $1,496,300 and the value of collateral on overnight repurchase agreements was $1,534,934.